Guarantees and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Securities Lending Indemnifications [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 8,807
Collateral Held	9,074
Tender Option Bond Program Guarantee [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	1,488
Collateral Held	1,725
Standby Letters of Credit [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 9,605
Weighted-average term of standby letter of credit arrangements	19 months
Carrying Amount	$ 57
Third Party Borrowing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	3
Asset Sales [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	7,229
Carrying Amount	84
Collateral Held	0
Merchant Processing [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	120,417
Carrying Amount	140
Collateral Held	777
Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Value of airline tickets purchased to deliver at future date through card transactions	7,600
Representation and Warranty [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	18	$ 19
Unresolved representation and warranty claims from GSEs	19	$ 13
Unresolved Merchant Charge-backs [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	15
Collateral Held	177
Escrow Deposits Letters of Credit Indemnities [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Collateral Held	598
Merchant Escrow Deposits [Member] | Airline Processing Arrangements [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Carrying Amount	125
Wholly Owned Unconsolidated Trust [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 681
Percentage of common equity in wholly owned USB Capital IX	100.00%
Total assets of trust consisting primarily of Series A Preferred Stock	$ 682
Subsidiaries Financial Performance [Member]
Guarantees And Contingent Liabilities (Textual) [Abstract]
Maximum Potential Future Payments	$ 717